Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	UPRIGHT INVESTMENTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001058587
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	upupx
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 11, 2016
Prospectus Date	rr_ProspectusDate	Feb. 05, 2016
Upright Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is the long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed within 1 year of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_ShareholderFeeOther	$ 20
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.36% of the average value of its portfolio. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 219
- 3 Years -	rr_ExpenseExampleYear03	713
- 5 Years -	rr_ExpenseExampleYear05	1,234
- 10 Years -	rr_ExpenseExampleYear10	$ 2,662
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Primary Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser seeks to achieve the Fund’s investment objective by:

- investing primarily in the common stock, preferred stock, and convertible securities of publicly-traded United States domiciled companies

- investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;

- investing without regard to market capitalization; and

- investing in the securities of companies that the Fund’s adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.

When selecting investments for the Fund, the Adviser generally considers the following factors:

- Quality of the company’s management;

- Strength of the company’s balance sheet;

- Projected growth rate of the company’s earnings in the future; and

- Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks associated with investment include:

Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

Interest Rate Risk: With respect to preferred stock and convertible securities and changes in interest rates can result in a decline in the market value of an investment. A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.

Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

Foreign Securities Risk: Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political or economic instability may also create certain risks.

General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	~~·~~The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How Has the Fund performed in the Past?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund, and how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Annual Return 2000	rr_AnnualReturn2000	(7.20%)
Annual Return 2001	rr_AnnualReturn2001	(5.84%)
Annual Return 2002	rr_AnnualReturn2002	(40.31%)
Annual Return 2003	rr_AnnualReturn2003	50.97%
Annual Return 2004	rr_AnnualReturn2004	9.25%
Annual Return 2005	rr_AnnualReturn2005	3.64%
Annual Return 2006	rr_AnnualReturn2006	(1.08%)
Annual Return 2007	rr_AnnualReturn2007	(0.58%)
Annual Return 2008	rr_AnnualReturn2008	(58.56%)
Annual Return 2009	rr_AnnualReturn2009	52.58%
Annual Return 2010	rr_AnnualReturn2010	10.62%
Annual Return 2011	rr_AnnualReturn2011	12.38%
Annual Return 2012	rr_AnnualReturn2012	9.28%
Annual Return 2013	rr_AnnualReturn2013	35.11%
Annual Return 2014	rr_AnnualReturn2014	13.53%
Annual Return 2015	rr_AnnualReturn2015	3.75%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Return Best 2003 - 2nd Quarter 33.11% Worst 2008 - 4th Quarter -28.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

- You are a long-term investor; (at least 5 years)

- Your investment goal is capital appreciation;

- You have no immediate financial need for the money invested in the Fund;

- You can accept the significant short-term fluctuations in portfolio value;

- You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.

Upright Growth Fund | Upright Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.74%
5 Years	rr_AverageAnnualReturnYear05	14.34%
10 Years	rr_AverageAnnualReturnYear10	2.93%
Upright Growth Fund | After Taxes on Distributions | Upright Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.54%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.57%	[1]
Upright Growth Fund | After Taxes on Distributions and Sales | Upright Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.53%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.29%	[1]
Upright Growth Fund | S&P 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	7.30%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.